Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

13.       Valuation and Qualifying Accounts

Our valuation and qualifying accounts as of December 31, 2013, 2012 and 2011 were as follows:

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
For the years ended:
December 31, 2013	$13,834	$125,664	$(123,517)	$15,981
December 31, 2012	$11,916	$116,742	$(114,824)	$13,834
December 31, 2011	$29,650	$94,678	$(112,412)	$11,916